Goodwill and Other Intangible Assets (Schedule of Acquired Finite Lived Intangible Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Gross carrying amount	¥ 913,416	¥ 895,180
Accumulated amortization	373,762	295,747
Patents and Know-how [Member]
Gross carrying amount	451,868	439,608
Accumulated amortization	97,450	54,684
Average amortization period, in years	11
Computer Software, Intangible Asset [Member]
Gross carrying amount	298,328	283,075
Accumulated amortization	229,132	210,726
Average amortization period, in years	4
Other [Member]
Gross carrying amount	163,220	172,497
Accumulated amortization	¥ 47,180	¥ 30,337
Average amortization period, in years	14